Other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-current Financial Assets [Abstract]
Other non-current financial assets
	2021	2020
	£’000	£’000
Long-term security deposits	786	786
Prepayments	3,984	3,427
Other	165	197
	4,935	4,410